Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.7%
Education — 12.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$834,425
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	101,046
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	100,634
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	110,623
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	100,452
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	355,547
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	299,885 (a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	405,411
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	506,007
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,899,401
Non-State Supported Debt SD Program, Refunding, AG, State Aid Withholding	5.000%	10/1/35	5,000,000	5,614,734
Non-State Supported Debt SD Program, Series A, Unrefunded, AG	5.000%	10/1/30	1,995,000	2,140,698
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,073,944
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	971,086
Total Education				15,513,893
Health Care — 3.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	750,000	829,661
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	460,080
New York State Dormitory Authority Revenue:
Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	2,000,000	2,003,663 (b)(c)
Orchard Park CCRC Inc. Obligated Group, Series A	5.125%	11/15/50	300,000	307,225
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/32	1,000,000	1,035,746
Total Health Care				4,636,375
Housing — 2.3%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.450%	8/1/43	2,770,000	2,815,280
Industrial Revenue — 2.8%
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	1,000,000	1,052,467
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,300,000	1,395,893 (b)(c)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/30	500,000	518,297 (d)
John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	578,860 (d)
Total Industrial Revenue				3,545,517
Local General Obligation — 5.8%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	3,500,000	3,742,272
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,155,483
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Subseries F-1, Refunding	5.000%	8/1/35	$2,000,000	$2,310,965
Total Local General Obligation				7,208,720
Power — 2.0%
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	2,500,000	2,513,013 (b)(c)
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	5,000	5,353 (e)
Solid Waste/Resource Recovery — 1.4%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	639,865 (d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,063,584 (d)
Total Solid Waste/Resource Recovery				1,703,449
Special Tax Obligation — 24.1%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,072,957
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries F-1	5.000%	2/1/47	5,000,000	5,310,687
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	3,925,000	3,277,253
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,673,034
Group C, Series A	5.000%	3/15/42	3,060,000	3,120,419
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	2,000,000	2,144,915
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.300%	12/15/28	750,000	753,330 (b)(c)
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	1,100,000	1,112,429 (b)(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	150,000	144,046
Restructured, Series A-1	4.550%	7/1/40	40,000	40,268
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,560,197
Restructured, Series A-2	4.329%	7/1/40	70,000	70,145
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,278,510
Schenectady County, NY, Capital Resource Corp., Lease Revenue Bonds, One Broadway Center Project, Tax Exempt, Series A	5.250%	1/1/50	500,000	529,350
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,838,552
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	1,000,000	1,049,722
Total Special Tax Obligation				29,975,814
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,955
Restructured, Series A-1	5.625%	7/1/27	10,372	10,615
Restructured, Series A-1	5.625%	7/1/29	10,203	10,902
Restructured, Series A-1	5.750%	7/1/31	9,910	11,012
Restructured, Series A-1	4.000%	7/1/33	9,398	9,625
Restructured, Series A-1	4.000%	7/1/35	228,447	232,368
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/37	$685,000	$686,416
Restructured, Series A-1	4.000%	7/1/41	104,857	101,771
Restructured, Series A-1	4.000%	7/1/46	10,251	9,255
Subseries CW	0.000%	11/1/43	36,106	24,688 (c)
Total State General Obligation				1,105,607
Transportation — 21.8%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,152,525
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,019,781
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,025,697
Series A-2	5.000%	5/15/30	1,250,000	1,354,807 (b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,011,702
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	711,105
New York State Thruway Authority Revenue, Series L, Refunding	5.000%	1/1/31	1,750,000	1,839,508
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/32	1,200,000	1,241,964 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/33	5,100,000	5,271,577 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,250,000	1,312,208 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,000,000	1,062,920 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	500,000	505,817 (d)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,702,409
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	154,481 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	300,000	289,879 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	101,315 (d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,355,529 (d)
Total Transportation				27,113,224
Water & Sewer — 11.4%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue, Series A, Refunding	5.000%	7/1/27	1,000,000	1,002,026
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,508,909
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,970,373
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,934,855
Series AA2, Refunding	5.000%	6/15/50	5,000,000	5,286,835
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,121 (a)
Total Water & Sewer				14,204,119

Total Municipal Bonds (Cost — $109,379,576)				110,340,364
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.5%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	$1,500,000	$1,585,638
Water & Sewer — 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,435,000	1,513,038

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $3,001,033)				3,098,676

Total Investments before Short-Term Investments (Cost — $112,380,609)				113,439,040
Short-Term Investments — 9.3%
Municipal Bonds — 9.3%
General Obligations — 1.3%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.950%	3/1/48	1,585,000	1,585,000 (g)(h)
Health Care — 0.2%
New York City, NY, Health and Hospitals Corp. Revenue, Series C, Refunding, LOC - TD Bank N.A.	1.750%	2/15/31	195,000	195,000 (g)(h)
Housing — 1.8%
New York City, NY, HDC, MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	1.860%	11/1/60	200,000	200,000 (g)(h)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.190%	3/15/33	1,600,000	1,600,000 (d)(g)(h)
New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.140%	5/1/35	465,000	465,000 (g)(h)
Total Housing				2,265,000
Other — 2.3%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.950%	11/1/38	2,900,000	2,900,000 (g)(h)
State General Obligation — 1.2%
New York City, NY, GO:
Subseries A-4, SPA - TD Bank N.A.	0.950%	9/1/49	100,000	100,000 (g)(h)
Subseries D-4, LOC - TD Bank N.A.	0.950%	8/1/40	1,400,000	1,400,000 (g)(h)
Total State General Obligation				1,500,000
Tax Allocation — 0.4%
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	0.950%	8/1/43	500,000	500,000 (g)(h)
Transportation — 0.1%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.860%	11/1/32	100,000	100,000 (g)(h)
Water & Sewer — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	0.850%	6/15/48	1,300,000	1,300,000 (g)(h)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.950%	6/15/49	1,100,000	1,100,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Water & Sewer — continued
Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	0.950%	6/15/44	$100,000	$100,000 (g)(h)
Total Water & Sewer				2,500,000

Total Short-Term Investments (Cost — $11,545,000)				11,545,000
Total Investments — 100.5% (Cost — $123,925,609)				124,984,040
TOB Floating Rate Notes — (1.4)%				(1,705,000)
Other Assets in Excess of Other Liabilities — 0.9%				1,068,315
Total Net Assets — 100.0%				$124,347,355

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$110,340,364	—	$110,340,364
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,098,676	—	3,098,676
Total Long-Term Investments	—	113,439,040	—	113,439,040
Short-Term Investments†	—	11,545,000	—	11,545,000
Total Investments	—	$124,984,040	—	$124,984,040

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Quarterly Report